Document and Entity Information	12 Months Ended
Jul. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2012
Registrant Name	Cohen & Steers Dividend Value Fund, Inc.
Central Index Key	0001307144
Amendment Flag	false
Document Creation Date	Jun 28, 2012
Document Effective Date	Jun 28, 2012
Prospectus Date	Jul 1, 2012

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX) and CLASS I (DVFIX) SHARES

Supplement dated July 1, 2012 to

Summary Prospectus and Prospectus dated July 1, 2012

From July 1, 2012 through September 14, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

Effective September 15, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide long-term growth of income and capital appreciation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Dividend Value Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Supplement Text Block	csdv_SupplementTextBlock

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX) and CLASS I (DVFIX) SHARES

Supplement dated July 1, 2012 to

Summary Prospectus and Prospectus dated July 1, 2012

From July 1, 2012 through September 14, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

Effective September 15, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide long-term growth of income and capital appreciation.

Class A & C | Cohen & Steers Dividend Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	csdv_SupplementTextBlock

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX) and CLASS I (DVFIX) SHARES

Supplement dated July 1, 2012 to

Summary Prospectus and Prospectus dated July 1, 2012

From July 1, 2012 through September 14, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

Effective September 15, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide long-term growth of income and capital appreciation.

Class I | Cohen & Steers Dividend Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	csdv_SupplementTextBlock

COHEN & STEERS DIVIDEND VALUE FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX) and CLASS I (DVFIX) SHARES

Supplement dated July 1, 2012 to

Summary Prospectus and Prospectus dated July 1, 2012

From July 1, 2012 through September 14, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide a relatively high level of current income and long-term growth of income and capital appreciation.

Effective September 15, 2012, the “Investment Objectives” section on page 1 of each Summary Prospectus, the “Summary Section—Investment Objectives” section on page 1 of each Prospectus and the first sentence under the “Investment Objectives, Principal Investment Strategies and Related Risks—Objectives” section on page 7 of the Class A and Class C Prospectus and on page 6 of the Class I Prospectus are hereby deleted and replaced with the following:

The investment objectives of Cohen & Steers Dividend Value Fund, Inc. (the Fund) are to provide long-term growth of income and capital appreciation.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Dividend Value Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2012